Document and Entity Information	12 Months Ended
Nov. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	FIDELITY CHARLES STREET TRUST
Central Index Key	0000354046
Amendment Flag	false
Document Creation Date	Jan 2, 2013
Document Effective Date	Jan 2, 2013
Prospectus Date	Nov 29, 2012

Retail | Fidelity Asset Manager 20%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 20%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Retail | Fidelity Asset Manager 30%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 30%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Retail | Fidelity Asset Manager 40%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 40%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Retail | Fidelity Asset Manager 50%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 50%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Retail | Fidelity Asset Manager 60%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 60%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Retail | Fidelity Asset Manager 70%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 70%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Retail | Fidelity Asset Manager 85%

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Asset Manager 85%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.54%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.59%

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expensesA	0.70%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.78%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.77%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 20%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 20%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 30%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 30%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 40%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 40%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 50%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 50%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 60%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 60%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 70%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 70%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

A T B C | Fidelity Asset Manager 85%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Asset Manager 85%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 20%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 20%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 30%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 30%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 40%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 40%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 50%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 50%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 60%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 60%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 70%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 70%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Inst | Fidelity Asset Manager 85%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Asset Manager 85%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst3_SupplementTextBlock

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85%
Institutional Class
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual operating expenses	0.58%

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 12.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Total annual operating expensesA	0.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 18.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.81%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 21.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 2, 2013